Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

31.Related parties

Balances with associates and joint ventures as of December 31, 2022, and 2021 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited (1)	127	—	1,087	2,004	815,056	2,698
Ecodiesel Colombia S.A.	13,155	—	—	53,821	—	3
Interligação Elétrica do Madeira S.A.	89,505	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	—	40	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	182	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,048	—	—
Extrucol S.A.	2	—	—	854	—	—
E2 Energía Eficiente S.A. E.S.P.	7,397	—	—	4,152	—	—
Balance as of December 31, 2022	110,186	557	1,087	67,879	815,056	2,701
Current	110,186	222	1,087	67,879	815,056	2,701
Non–current	—	335	—	—	—	—
	110,186	557	1,087	67,879	815,056	2,701
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited (1)	925	—	1,386	12,997	1,483,701	233
Ecodiesel Colombia S.A.	1,521	—	—	46,452	—	—
Interligação Elétrica Garanhuns S.A.	—	28	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	28	—	—	—	—
Interligação Elétrica Aimorés S.A.	—	28	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	28	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	5,211	—	—
Extrucol S.A.	—	—	—	283	—	—
E2 Energía Eficiente S.A. E.S.P.	6,797	—	—	1,655	—	—
Balance as of December 31, 2021	9,243	447	1,386	66,598	1,483,701	233
Current	9,243	112	1,386	66,598	1,483,701	233
Non–current	—	335	—	—	—	—
	9,243	447	1,386	66,598	1,483,701	233
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

The main transactions with related parties as of December 31 are detailed as follows:

	2022		2021		2020
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	33	23,845	13,996	149,046	27,595	356,872
Ecodiesel Colombia S.A.	21,234	619,286	35,825	442,373	8,268	346,201
Offshore International Group	—	—	—	—	4,461	—
	21,267	643,131	49,821	591,419	40,324	703,073
Associates
Gas Natural del Oriente S.A. E.S.P.	—	53,994	—	27,175	—	26,141
Extrucol S.A.	20	3,411	—	2,354	—	1,162
E2 Energía Eficiente S.A. E.S.P.	90,117	7,908	60,159	6,976	49,860	2,849
	90,137	65,313	60,159	36,505	49,860	30,152
	111,404	708,444	109,980	627,924	90,184	733,225

31.1Directors and key management personnel

In accordance with the approval given by the shareholders’ meeting in 2012, which was recorded in Minute No. 026, the directors’ fees for attending the meetings of the Board of Directors and / or the committees increase from four to six legal monthly minimum legal monthly salaries in force.

On the other hand, in the General Shareholders’ Meeting of 2018, the amendment of the Corporate Bylaws that appears in Minute No. 036 was approved, by virtue of which, the fourth paragraph of article 23 was eliminated that made the differentiation between the fees for face-to-face and non-face-to-face meetings. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2022 for fees to members of the Board of Directors amounted to $3,582 (2021 - $3,757).

The total compensation paid to Executive Officers and Senior Managers as of December 31, 2022, amounted to $27,359 (2021 – $27,735 ). Executive Officers and Senior Managers are not eligible to receive pension and retirement benefits.

As of December 31, 2022, key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares

31.2Post–employment benefit plans

The administration and management of resources for payment of Ecopetrol’s pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. In 2008, Ecopetrol S.A. received the authorization to partially commute the value corresponding to monthly payments, bonds, and quotas, transferring said obligations and the money that support them to autonomous patrimonies of a pension nature, in accordance with the requirements of Decree 1833 of 2016.

Since November 2016, the entities that manage the resources are: Fiduciaria Bancolombia, Fiduciaria de Occidente, and Consorcio Ecopetrol PACC (formed by Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria, and Fiduciaria Central).

As of 2022, and after a rigorous selection and asset allocation process, the new trust companies that manage the funds related to the pension obligations are Fiduciaria BBVA, Fiduciaria Bogotá, and the Ecopetrol PACC 2021 Consortium, defined by Fiduprevisora, Fiducoldex, FiduAgraria, and Fiducentral.

31.3	Government related parties

The Colombian Government controls Ecopetrol S.A. with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

(a)          Purchase of oil from the National Hydrocarbons Agency – ANH

The ANH, an entity which operates under the rules of the Ministry of Mines and Energy, has as objective to manage the oil and gas reserves and resources owned by the Colombian Nation.

By nature of the business, the Business Group purchases the crude oil that the ANH receives from producers in Colombia at the prices set in accordance with an established formula, which reflects the sale prices (crude oils and products), adjusted for API gravity quality, sulfur content, transportation rates to the export ports, refining process cost and a commercialization rate (when apply). The contract between Ecopetrol S.A. and the ANH ended on October 30, 2020, and a new one began with effect from November 1, 2020, to October 31, 2022.

The purchase value of oil and gas from ANH is detailed in Note 26 - Cost of sales.

(b)          Refined Price Stabilization Fund

The sale prices of regular gasoline and diesel are regulated by the National Government. In that way, there are differentials between the volume reported by the companies at the time of sale and the difference between the parity price and the reference price, the parity price being the one that corresponds to the daily prices of motor gasoline and diesel observed during the month. This differential can be for or against the producers. The value of this differential is detailed in Note 25 - Revenue from contracts with customers and in Note 7 - Trade and other receivables.

(c)          National Tax and Customs Direction

Ecopetrol Business Group, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction of Colombia.

(d)          Comptroller General of the Republic

Ecopetrol Business Group, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. Ecopetrol Business Group does not have any other kind of association or commercial relationship with this entity.